Equity (Deficit ), Net - Summary of Permanent Equity (Detail) - Contributions A [member] - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of equity [Line Items]
Certificates of Contribution, Beginning Balance	$ 356,544,447	$ 194,604,835
Increase in Certificates of Contribution during period	0	161,939,612
Certificates of Contribution, Ending Balance	$ 356,544,447	$ 356,544,447